Commitments - Estimated Value of Contracts (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing performance of works [member]
Commitments and contingencies [Line Items]
Estimated value of contracts	$ 12,403,910	$ 16,513,175
Financing performance of works [member] | 2017 [member]
Commitments and contingencies [Line Items]
Estimated value of contracts	5,533,174	7,366,247
Financing performance of works [member] | 1 to 3 years [member]
Commitments and contingencies [Line Items]
Estimated value of contracts	1,891,557	2,518,207
Financing performance of works [member] | 2021 [member]
Commitments and contingencies [Line Items]
Estimated value of contracts	1,856,006	2,470,878
Financing performance of works [member] | 2022 and thereafter [member]
Commitments and contingencies [Line Items]
Estimated value of contracts	3,123,173	4,157,843
Infrastructure and service works [member]
Commitments and contingencies [Line Items]
Estimated value of contracts	698,905,230	817,994,130
Infrastructure and service works [member] | 2017 [member]
Commitments and contingencies [Line Items]
Estimated value of contracts	229,738,368	347,606,848
Infrastructure and service works [member] | 1 to 3 years [member]
Commitments and contingencies [Line Items]
Estimated value of contracts	196,335,411	281,563,607
Infrastructure and service works [member] | 2021 [member]
Commitments and contingencies [Line Items]
Estimated value of contracts	123,159,215	69,541,826
Infrastructure and service works [member] | 2022 and thereafter [member]
Commitments and contingencies [Line Items]
Estimated value of contracts	$ 149,672,236	$ 119,281,849